Research and development (Details) - Schedule of research and development - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development [Abstract]
Payroll and related expenses	$ 53,683	$ 45,716	$ 39,142
Rent and maintenance	1,851	2,117	1,721
Subcontractors and projects	3,482	2,676	2,398
Travel and entertainment	185	20	314
Vehicle costs	232	270	355
Recruiting expenses	178	127	222
Depreciation and amortization	2,100	1,813	1,135
Other	3,830	1,638	1,286
Total	$ 65,541	$ 54,377	$ 46,573